Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Solowin Holdings (collectively the “Company”) is a company incorporated in Cayman Islands with limited liability on July 23, 2021. The Company is an investment holding company.

Solomon JFZ (Asia) Holdings Limited (“SJFZ”) was incorporated on July 25, 2016. SJFZ is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities), Type 4 (Advising on Securities), Type 6 (Advising on Corporate Finance) and Type 9 (Asset Management).

On December 4, 2023, as a part of the strategic expansion into the private wealth management business, the Company formed a new wholly owned subsidiary, Solomon Private Wealth Limited (“Solomon Wealth”), under the laws of Hong Kong.

Solomon Global Asset Management Limited (“SGAM”) is a company incorporated in British Virgin Islands with limited liability on August 4, 2023. On March 12, 2025, Solomon Wealth entered into a preliminary agreement for the acquisition from an external third party of 100% of equity interest of SGAM. The transaction was completed on March 13, 2025. On May 7, 2025, Solomon Wealth transferred 100% ownership of SGAM to the Company. As a result, SGAM became a wholly-owned subsidiary of Company.

On April 25, 2025, as a part of our strategic expansion into the stablecoin business, the Company formed a new wholly owned subsidiary, AX Coin Limited, under the laws of Hong Kong, and subsequently renamed it as AX Coin HK Limited on September 12, 2025.

On April 25, 2025, as a part of our strategic development of digital assets investment business, the Company, together with our Chairman and Chief Executive Officer Mr. Ling Ngai Lok, set up a new subsidiary, Solowin Investment Limited, under the laws of Hong Kong, in which the Company holds 4,000 shares out of 10,000 issued shares, accounting for 40% of the entity. On November 19, 2025, the Company acquired Mr. Lok’s shares in the entity for a total purchase price of $1.00, and the entity became a wholly owned subsidiary of the Company. Subsequently, the entity was renamed as AlloyX Ventures Limited on November 25, 2025. As to date of these financial statements, AlloyX Ventures Limited has not commenced substantive operations.

On June 16, 2025, the Company entered into a sale and purchase agreement with two independent individuals, pursuant to which the Company purchased from them, a 48% stake in Tiger Coin (Hong Kong) Limited, a private company limited by shares incorporated in Hong Kong, for a total purchase price of $7,500,000. Such purchase price was satisfied by the issuance of an aggregate of 7,500,000 Class A Ordinary Shares of the Company to them, with each person receiving 3,750,000 Class A Ordinary Shares. The transaction was completed in June 2025.

On August 11, 2025, the Company entered into a sale and purchase agreement with Mr. Lok Ling Ngai and Mr. Haokang Zhu as well as certain independent third parties to acquire 100% equity interest of AlloyX Limited, a Cayman Islands company developing next-generation stablecoin infrastructure centered on tokenized money-market funds and cross-border payments. Consideration to the sellers comprised 106,779,926 Class A Ordinary Shares and 23,331,599 Class B Ordinary Shares. Upon the closing of the acquisition on September 3, 2025, AlloyX became a wholly owned subsidiary of the Company. AlloyX has four subsidiaries, including (i) Master Venus Limited, a company incorporated under the laws of Samoa, (ii) AlloyX HK, a company incorporated under the laws of Hong Kong, (iii) AlloyX Group PTE Ltd, a company incorporated under the laws of Singapore, and (iv) Bravo Valor Partners Ltd, a company incorporated under the laws of the State of Washington, the United States of America. Both the Company and AlloyX were controlled by the same common controller, Mr. Lok Ling Ngai before this acquisition since July 3, 2025. Thus, the acquisition was a transaction between entities under common control, which, under U.S. GAAP, requires the assets and liabilities to be transferred at the historical cost of the entity. Accordingly, the Company’s financial information prior to the acquisition date of September 3, 2025 was retrospectively adjusted to include the financial results of AlloyX for the period during which the entities were under common control since July 3, 2025.

On August 15, 2025, the Company entered into a sale and purchase agreement, with one independent individual, pursuant to which the Company purchased from the shareholder 190,000 ordinary shares, representing 19% of the issued and paid-up share capital, in GPL Remittance Pte. Ltd., an exempt private company limited by shares incorporated in Singapore (“GPL”), for consideration of SGD161,500 in cash. As of the date of this report, this acquisition has closed.

On August 25, 2025, the Company, together with the Company’s Chairman and Chief Executive Officer, Mr. Ling Ngai Lok, and the Company’s director, Mr. Haokang Zhu, formed a new subsidiary, AX Coin Limited (“AX Coin”) under laws of the Cayman Islands, in which the Company holds 32,000 shares out of 50,000 outstanding shares, accounting for 64% of the entity. On October 23, 2025, the Company transferred AX Coin HK Limited to AX Coin Limited, and as a result, AX Coin HK Limited became a wholly owned subsidiary of AX Coin limited. AX Coin Limited’s major business is enterprise-grade stablecoin issuance and provision of an infrastructure platform tailored for B2B scenarios including payments, treasury management and tokenized asset settlement.

On October 23, 2025, the Company transferred AX Coin HK Limited to AX Coin Limited, and as a result, AX Coin HK Limited became a wholly-owned subsidiary of AX Coin Limited.

On November 18, 2025, the Company formed a new wholly-owned subsidiary AXG International Management W.L.L. under AX Coin HK Limited.

On December 30, 2025, AlloyX HK entered into a sale and purchase agreement, with one company, pursuant to which AlloyX HK purchased from the shareholder 10,000 ordinary shares, representing 100% of the issued and paid-up share capital, in Gello Finance Limited., an exempt private company limited by shares incorporated in Canada, for consideration of HKD366,000 in cash. As of the date of this report, this acquisition has closed.

On January 2, 2026, as part of our strategic development of Web3 investment business, Solowin formed a new wholly-owned subsidiary, AXG Investment Ltd, under the laws of the Cayman Islands. As of the date of this report, AXG Investment Ltd has not commenced operations.

On February 8, 2026, AX Coin HK Limited together with Firewood Group Limited, further set up AX Coin Bahrain B.S.C (c), in which AX Coin HK and Firewood hold 95% and 5% of the entity, respectively. AX Coin’s principal business, through its operational subsidiaries in HK and Bahrain, is the issuance of enterprise-grade stablecoins and the operation of a B2B infrastructure platform for payments, treasury management and tokenized asset settlement, marketed under the AX COIN brand. As of the date of this report, AX COIN focuses on obtaining licenses and establishing networks across the globe for its stablecoin business.

The Company together with its subsidiaries (collectively the “Group”) are primarily engaged in providing tokenization services, transaction services, asset management services, consultancy services and AI infrastructure services in Hong Kong.

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	March 31, 2026	March 31, 2025	Place of incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Holding company
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services
Solomon Global Asset Management Limited	August 4, 2023 (Acquired on March 13, 2025)	100%	100%	British Virgin Islands	Wealth management and financial planning services
AX Coin Limited	August 25, 2025	64%	N/A	Cayman Islands	Holding company
AX Coin HK Limited	April 25, 2025	100%	N/A	Hong Kong	Holding company
AXG International Management W.L.L.	November 18, 2025	100%	N/A	Kingdom of Bahrain	Dormant
AX Coin Bahrain B.S.C. Closed	February 8, 2026	95%	N/A	Kingdom of Bahrain	Stablecoin issuance
AlloyX Limited	October 22, 2024 (Acquired on September 3, 2025)	100%	N/A	Cayman Islands	Holding company
Master Venus Limited	February 2, 2016 (Acquired on September 3, 2025)	100%	N/A	Samoa	Holding company
AlloyX (Hong Kong) Limited	December 23, 2024 (Acquired on September 3, 2025)	100%	N/A	Hong Kong	Digital assets-related services
AlloyX Group Pte Limited	January 16, 2025 (Acquired on September 3, 2025)	100%	N/A	Singapore	Dormant
Bravo Valor Partners Limited	June 4, 2021 (Acquired on September 3, 2025)	100%	N/A	United States	Dormant
Gello Finance Limited	April 8, 2025 (Acquired on December 30, 2025)	100%	N/A	Canada	Dormant
AlloyX Ventures Limited (formerly known as Solowin Investment Limited)	April 25, 2025 (Acquired on November 25, 2025)	100%	N/A	Hong Kong	Dormant
AXG Investment Limited	January 2, 2026	100%	N/A	Cayman Islands	Dormant

Reorganization

Previous to a group reorganization (the “Group Reorganization”), both the Company and Master Venus Limited (the “Predecessor Parent Company”), a company incorporated in Samoa, were ultimately owned 33% by Ms. Xue Yao (“Ms. Yao”), 34% by Mr. Ling Ngai Lok (“Mr. Lok”) and 33% by Mr. Xiaohang Zhang (“Mr. Zhang”).

Pursuant to the Group Reorganization to rationalize the structure of the Company and its subsidiary in preparation for the listing of the shares, the Company becomes the holding company of SJFZ on October 17, 2022, which involves the transfer of the entire equity interest of SJFZ by the Predecessor Parent Company. The Company, together with its wholly-owned subsidiary, is effectively controlled by the same controlling shareholders, i.e., ultimately held as to 33% by Ms. Yao, 34% by Mr. Lok and 33% by Mr. Zhang, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiary has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of operation and comprehensive loss, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the years ended March 31, 2026 and 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of March 31, 2026 and 2025 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

On December 7, 2022, the Company’s shareholders and Board of Directors approved to amend the authorized share capital from $10,000, divided into 10,000 ordinary shares of a par value of $1 per share, to $100,000, divided into 1,000,000,000 ordinary shares of a par value of $0.0001 per share. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. On the same day, the shareholders of the Company surrendered 488,000,000 ordinary shares of $0.0001 par value each for no consideration. The issued and outstanding shares of the Company changed from 500,000,000 to 12,000,000. As a result, the Company had 1,000,000,000 authorized shares, par value of $0.0001, of which 12,000,000 shares were issued and outstanding as of March 31, 2023.

Initial Public Offering

On September 8, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, $0.0001 par value per share at an offering price of $4.00 per share for a total of $8,000,000 in gross proceeds. The Company raised total net proceeds of $7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on September 7, 2023 under the symbol “SWIN”, and subsequently changed to “AXG” during the current year.